DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION

Aether Holdings, Inc. (the “Company” or “Aether”) was incorporated pursuant to the Delaware General Corporation Law (“DGCL”) on August 15, 2023. The Company, acting through its subsidiary, Sundial Capital Research Inc. (“Sundial”) is principally engaged in providing proprietary research analytics, data, and tools for equity traders through its flagship platform, SentimenTrader.com.

The Company had one subsidiary, Sundial. Details of the Company as of March 31, 2025 and September 30, 2024, are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Aether Holdings, Inc.	August 15, 2023	Delaware, US	Parent	Holding Company
Sundial Capital Research Inc.	January 22, 2003	Minnesota, US	100%	Software Service

Going Concern

The unaudited condensed consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred a loss since inception resulting in an accumulated deficit. As of March 31, 2025, the Company had negative working capital of $598,568.

The registration statement for the Company’s initial public offering became effective on April 9, 2025. On April 11, 2025, the Company consummated its initial public offering (the “Offering”) of 1,800,000 shares of the Company’s common stock, par value $0.001 per share, at a price to the public of $4.30 per share, generating gross proceeds of $7,740,000. In connection with the Offering, the Company granted the underwriter an option, exercisable for 30 days, to purchase up to an additional 270,000 shares of common stock at the public offering price of $4.30 (the “Over-Allotment Option”, and together with the Offering, the “IPO”).

On April 16, 2025, the Company closed on the fully exercised Over-Allotment Option resulting in additional gross proceeds to the Company of $1,161,000, before deducting underwriting discounts, commissions and offering expenses. After giving effect to the full exercise of the Over-Allotment Option, a total of 2,070,000 shares of common stock have been issued and sold in the IPO, and the gross proceeds from the IPO, including the full exercise of the Over-Allotment Option, before deducting underwriting discounts, commissions and offering expenses, were $8,901,000.

Management believes that the net proceeds from the IPO significantly improve the Company’s financial position and liquidity.

These unaudited condensed consolidated financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern.” While management believes that the actions already taken or planned, including adjusting its operating expenditures and obtaining financial supports from its principal stockholder, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements. Management believes that the successful completion of the IPO has significantly improved the Company’s liquidity and financial position.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION

Aether Holdings, Inc. (the “Company” or “Aether”) was incorporated pursuant to the Delaware General Corporation Law (“DGCL”) on August 15, 2023. The Company, acting through its subsidiary, Sundial Capital Research Inc. (“Sundial”) is principally engaged in providing proprietary research analytics, data, and tools for equity traders through its flagship platform, SentimenTrader.com.

The head office and records of the Company are located at 1441 Broadway, 30th Floor, New York, NY 10018. The registered office is located at 16192 Coastal Highway, Lewes, Delaware 19958.

Reorganization

A reorganization of the legal structure was completed on August 25, 2023 (the “Reorganization”). The Reorganization involved the incorporation of Aether, a holding company established under the DGCL; and the exchange of Sundial shares for shares of Aether’s common stock by Elixir Technology Inc. (“Elixir”) and Greentown Investments Corporation Limited (“Greentown”).

Incorporation of Sundial

Sundial was incorporated under the laws of the State of Minnesota on January 22, 2003. At the time of incorporation, 1,000 shares were issued to Jason Goepfert. In a series of transactions between February 18, 2015, and January 21, 2021, 428 shares were issued to Eric Brown, for a total of 1,428 shares of common stock issued and outstanding as of January 21, 2021.

Elixir’s Purchase of Sundial Common Stock

On July 16, 2021, Elixir purchased 1,000 shares of Sundial common stock from Jason Goepfert and Eric Brown for a total cash consideration of $5,600,000, which represented 70% of the total issued and outstanding shares of Sundial common stock at the time of purchase. This purchase of equity interest is accounted for as a business combination transaction in accordance with ASC 805.

Sundial Stock Buyback

On January 1, 2023, Sundial repurchased 300 shares of its common stock from Jason Goepfert for $351,562 in consideration, representing approximately 21% of the then total issued and outstanding shares of Sundial common stock. On March 10, 2023, Sundial repurchased 128 shares of its common stock from Eric Brown for $150,000 in consideration, representing approximately 11% of the then total issued and outstanding shares of Sundial common stock. Subsequent to each repurchase, Sundial cancelled the repurchased shares of its common stock. As a result, as of March 10, 2023, Sundial had 1,000 shares of common stock issued and outstanding, 100% of which were held by Elixir (See Note 7A).

Issuance of Shares to Greentown

On March 15, 2023, Mr. Hao Hu joined Sundial as the Chief Information Officer and was issued 300 restricted shares of Sundial common stock as a signing bonus.

On July 1, 2023, after the vesting of his restricted shares, Mr. Hao Hu transferred his 300 shares of common stock to Greentown, a company owned in part by Mr. Hao Hu (See Note 7B). After giving effect to the share transfer, 100% of the issued and outstanding common stock of Sundial was owned by Elixir and Greentown.

On July 1, 2023, subsequent to the transfer of the 300 shares of Sundial common stock from Mr. Hao Hu to Greentown, Elixir and Greentown entered into an acting-in-concert agreement, whereby each party agreed to act in concert with the other when exercising their respective voting rights in board meetings, shareholders’ meetings, and making strategic decisions with regard to Sundial.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION (continued)

Formation of Aether

Between July and August, 2023, Sundial began strategic discussions with Up and Up Ventures Limited (“Up and Up”), an entity controlled by Mr. Nicolas Kuan Liang Lin, believing that Up and Up’s experience in capital markets transactions and mergers and acquisitions would benefit Sundial’s long-term strategy. As a result of these discussions, Elixir, Greentown, and Up and Up agreed upon a plan to reorganize Sundial under a holding company. On August 15, 2023, Aether Holdings, Inc. was incorporated in the State of Delaware to serve as the holding company in the plan of reorganization.

Share Exchange Agreement

On August 25, 2023, pursuant to a Share Exchange Agreement dated August 23, 2023, by and among Elixir, Greentown and Aether, Elixir and Greentown exchanged 100% of their equity interest in Sundial, or an aggregate of 1,300 shares of Sundial common stock, with the Company for an aggregate of 5,541,667 shares of the Company’s common stock (the “Share Exchange”). Concurrent to the Share Exchange, the Company also issued 2,375,000 founder shares of its common stock to Up and Up. Upon the completion of the transaction, Sundial became a subsidiary of the Company, and the Company had a total of 7,916,667 shares of common stock issued and outstanding, with Greentown and Elixir collectively owning 70% of the Company’s equity interest and Up and Up owning 30% of the equity interests of the Company.

As of August 25, 2023, Elixir owned a 49% equity interest in the Company, Greentown owned a 21% equity interest in the Company, and Up and Up owned a 30% equity interest in the Company.

Since the Company and its subsidiary are effectively controlled by Elixir and Greentown both before and after the Reorganization, they are considered under common control. These transactions had been treated as a reorganization of entities under common control and thus the current capital structure has been retrospectively presented in prior periods at historical cost as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

After giving effect to the Reorganization, the Company had one subsidiary, Sundial. Details of the Company as of September 30, 2024, are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of Ownership		Principal Activities
Aether Holdings, Inc.	August 15, 2023	Delaware, US	Parent		Holding Company
Sundial Capital Research Inc.	January 22, 2003	Minnesota, US	100	%*	Software Service

*	From July 16, 2021, to December 31, 2022, Elixir owned approximately 70% of the equity interests of Sundial;

From January 1, 2023, to March 9, 2023, Elixir owned approximately 90% of the equity interests of Sundial;

From March 10, 2023, to March 15, 2023, Elixir owned 100% of the equity interests of Sundial;

From March 15, 2023, to June 30, 2023, Elixir owned approximately 77% of the equity interests of Sundial, and Mr. Hao Hu owned approximately 23% of the equity interests of Sundial; and

From July 1, 2023, to August 25, 2023, Elixir and Greentown collectively owned 100% of the equity interests in Sundial.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION (continued)

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred a loss since inception resulting in an accumulated deficit. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.

The ability to continue as a going concern depends on the Company’s ability to generate revenue and profit in the future and/or to obtain necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months primarily through financings from the Company’s major stockholder, although the Company may seek other sources of funding, including public and private offerings of securities.

These consolidated financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern.” While management believes that the actions already taken or planned, including adjusting its operating expenditures and obtaining financial supports from its principal stockholder, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful.